Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Parenthetical) (Detail)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	[2]	Dec. 31, 2020	[2]
Consolidated operations [line items]
Applicable tax rate	[1]	25.16%	24.38%		24.85%
US
Consolidated operations [line items]
Applicable tax rate		21.00%
FR
Consolidated operations [line items]
Applicable tax rate		25.00%

[1]	The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2022 25% for France and 21% for the United States, weighted by the pre-tax income from each country.
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)